STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Stock Options Tables
Common stock options issued and outstanding
	Options	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at February 28, 2014	2,680,000	$1.70		$-	-
Forfeited	425,000	$1.59		$-	-
Issued	600,000	$1.10		$-	-
Outstanding and expected to vest at November 30, 2014	2,855,000	$1.59		$-	8.49
Exercisable at November 30, 2014	1,705,000	$1.79	$		7.81

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2013	1,116,500	$0.68	-	-
Granted	1,563,500	$2.42	-	-
Outstanding and expected to vest at February 28, 2014	2,680,000	$1.70	$599,025	8.78
Exercisable at February 28, 2014	1,820,000	$1.89	$599,025	8.53